Contract Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contract Liabilities
Contract Liabilities
12.	Contract Liabilities

Contract liabilities – current as of March 31, 2023 and December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022
Deferred revenue related to customer loyalty program	12,735,834	12,179,748
Advance from customers related to coupons and gift cards	8,816,079	8,573,239
Deferred revenue related to upfront franchise fees received from sub-franchisees	772,613	750,618
Others	1,237,100	618,700
	23,561,626	22,122,305

Contract liabilities – non-current as of March 31, 2023 and December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022
Deferred revenue related to upfront franchise fees received from sub-franchisees	3,256,745	3,311,176

Contract liabilities primarily consist of deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards. The deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards are expected to be recognized as revenue in the next 12 months from the balance sheet date.

As of March 31, 2023, the Company had RMB4,029,358 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods of each individual franchise agreement and of which RMB772,613 is expected to be recognized in the next 12 months, RMB3,256,745 is expected to be recognized in next 2 to 10 years.

Revenue recognized during the three months ended March 31, 2023 that was included in the contract liability balance at the beginning of the period amounted to RMB7,212,814.

The Company has elected, as a practical expedient not to disclose the value of remaining performance obligations associated with sales-based royalty promised to sub-franchisees in exchange for franchise right and other related services.

12.Contract Liabilities

Contract liabilities – current as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Deferred revenue related to customer loyalty program	12,179,748	8,312,436
Advance from customers related to coupons and gift cards	8,573,239	5,208,549
Deferred revenue related to upfront franchise fees received from sub-franchisees	750,618	230,968
Others	618,700	377,358
	22,122,305	14,129,311

Contract liabilities – non-current as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021

Deferred revenue related to upfront franchise fees received from sub-franchisees	3,311,176	970,486

Contract liabilities primarily consist of deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards. The deferred revenue related to customer loyalty program and advance from customers related to coupons and gift cards are expected to be recognized as revenue in the next 12 months from the balance sheet date.

As of December 31, 2022, the Company had RMB4,061,794 of deferred revenues related to upfront franchise fees which are expected to be recognized as revenues over the remaining contract periods of each individual franchise agreement and of which RMB750,618 is expected to be recognized in the next 12 months, RMB3,311,176 is expected to be recognized in next 2 to 10 years.

Revenue recognized in year 2022 that was included in the contract liability balance at the beginning of the year amounts to RMB13,829,722.

The Company has elected, as a practical expedient not to disclose the value of remaining performance obligations associated with sales-based royalty promised to sub-franchisees in exchange for franchise right and other related services.